RESTRUCTURING, IMPAIRMENT OF ASSETS AND OTHER (Tables)	12 Months Ended
Dec. 31, 2024
RESTRUCTURING, IMPAIRMENT OF ASSETS AND OTHER.
RESTRUCTURING, IMPAIRMENT OF ASSETS AND OTHER

	2024	2023	2022
Restructuring	$7.6	$4.9	$3.9
Impairment of assets[1]	15.7	0.4	2.9
Acquisition costs[2]	1.2	15.6	6.5
Other	2.5	(0.8)	0.2
	$27.0	$20.1	$13.5
1	In 2024, initiatives to integrate the Freedom business also led to an impairment of assets of $13.5 million, mainly related to property, plant and equipment.
2	Includes acquisition costs mainly related to the Freedom acquisition (note 6).